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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Palmyra Capital Advisors, LLC
Address: 11111 Santa Monica Blvd.
         Suite 1100
         Los Angeles, CA  90025

Form 13F File Number: 28 - 10800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Baxter
Title: President
Phone: 310-689-1700

Signature, Place, and Date of Signing:

    /s/ Michael F. Baxter              Los Angeles, CA        February 5, 2009
--------------------------------   ------------------------   ------------------
        [Signature]                     [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: 1,086
                                       ----------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
            COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6  COLUMN 7            COLUMN 8
------------------------------ ------------------ --------- -------- -------- -------- ---------- ----------------------------
                                                                                                            VOTING AUTHORITY
                                    TITLE OF                  VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER               CLASS          CUSIP   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ------------------ --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
DOW CHEMICAL CO                       COM         260543103    151     10,000 SH         Sole               10,000
ELIXIR GAMING TECHNOLOGIES INC        COM         28661G105     10     76,156 SH         Sole               76,156
GENERAL MOTORS CORPORATION            PUT         370442105     90        451 SH   PUT   Sole                  451
ISHARES TR                     RUSSELL 2000 INDEX 464287655    492     10,000 SH         Sole               10,000
MEDQUIST, INC                         COM         584949101    176     85,794 SH         Sole               85,794
NEW YORK & COMPANY, INC.              COM         649295102     86     37,000 SH         Sole               37,000
OIL SERVICE HOLDRS TRUST        DEPOSITORY RCPT   678002106      4         53 SH         Sole                   53
REGENT COMMUNICATIONS INC DEL         COM         758865109     77    869,261 SH         Sole              869,261